Average Annual Total Returns - NVIT AQR Large Cap Defensive Style Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Class IV Shares 1 Year	Class IV Shares 5 Years	Class IV Shares 10 Years	Class Y Shares 1 Year	Class Y Shares 5 Years	Class Y Shares 10 Years	S&P 500® Index (reflects no deduction for fees or expenses) 1 Year	S&P 500® Index (reflects no deduction for fees or expenses) 5 Years	S&P 500® Index (reflects no deduction for fees or expenses) 10 Years
Total	10.35%	13.88%	12.56%	10.05%	13.61%	12.28%	10.32%	13.89%	12.56%	10.35%	13.88%	12.56%	18.40%	15.22%	13.88%